Derivative liabilities - Movements (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024
Derivative Liabilities
Opening balance	$ 215,615
Closing balance	3,695		$ 215,615
Series B Convertible Preferred Shares
Derivative Liabilities
Accelerated amortization of the deferred loss during the period	789,633
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Opening balance	694,232
Fair value at issuance			12,744,593
Deferred loss at issuance			(8,737,194)
Revaluation at the end of the period	(1,217,972)		(10,336,357)
Amortization of the deferred loss during the period			7,325,187
Accelerated amortization of the deferred loss during the period	804,676		0
Conversion to Voting Common Shares during the period [Note 17]	(136,689)		(301,997)
Closing balance	144,247		694,232
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Opening balance	1,455,594
Fair value at issuance			6,888,006
Deferred loss at issuance			(2,841,008)
Revaluation at the end of the period	(2,019,193)		(4,642,780)
Amortization of the deferred loss during the period			1,674,778
Accelerated amortization of the deferred loss during the period	789,633	$ 0	376,598
Closing balance	$ 226,034		$ 1,455,594